Capital Stock (Detail Textuals 3) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Stock [Abstract]
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	807,150	1,326,958	1,428,408
Anti-dilutive warrants excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange	900,000		900,000